                  THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VUL-2

                               DECEMBER 31, 1996
                                 ANNUAL REPORT


                       SEPARATE ACCOUNT VUL-2 FUNDING
   EQUIBUILDER II-TM-  AND EQUIBUILDER III-TM- FLEXIBLE PREMIUM VARIABLE
                            LIFE INSURANCE POLICIES

                         Principal office located at:
                              #1 Franklin Square
                          Springfield, Illinois  62713

                      Annual Report Dated December 31, 1996


------------------------------------------------------------------------------

                                DECEMBER 31, 1996
                                  ANNUAL REPORT

                         VARIABLE INSURANCE PRODUCTS FUND
                        VARIABLE INSURANCE PRODUCTS FUND II

                           PRINCIPAL OFFICE LOCATED AT:
                               82 Devonshire Street
                            Boston, Massachusetts 02109

                       Annual Report Dated December 31, 1996

------------------------------------------------------------------------------

     The Annual Report of Separate Account VUL-2 is prepared and provided by The American Franklin Life Insurance Company. The Annual Reports of
    the Variable Insurance Products Fund and the Variable Insurance Products
                 Fund II are prepared by Fidelity Investments.

------------------------------------------------------------------------------

This Annual Report is not to be construed as an offering for sale of any American Franklin Life policy. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL-2
STATEMENT OF NET ASSETS
DECEMBER 31, 1996


                                                             MONEY        EQUITY-
                                                             MARKET        INCOME       GROWTH        OVERSEAS
                                                            DIVISION      DIVISION     DIVISION       DIVISION
                                                            -----------------------------------------------------

ASSETS

Investments in Variable Insurance Products Fund and
Variable Insurance Products Fund II, at fair value:
  (Cost: Money Market Division-$3,168,568
  Equity-Income Division-$19,620,876
  Growth Division-$28,191,058
  Overseas Division-$5,971,802
  High Income Division-$1,158,220
  Investment Grade Bond Division-$1,600,173
  Asset Manager Division-$17,686,621
  Index 500 Division-$5,630,711
  Asset Manager: Growth Division-$1,223,056
  Contrafund Division-$4,398,939)                            $3,160,222    $23,909,248   $34,557,566   $6,758,747
                                                            -----------------------------------------------------


Due (to) from General Account                                    (4,397)       (83,398)      (89,960)     (16,091)
                                                            -----------------------------------------------------

NET ASSETS (NOTE 1)                                          $3,155,825    $23,825,850   $34,467,606   $6,742,656
                                                            -----------------------------------------------------
                                                            -----------------------------------------------------

Unit Value, at December 31, 1996 (Note 4)                    $   120.68    $    236.34   $    223.47   $   152.96
                                                            -----------------------------------------------------
                                                            -----------------------------------------------------

Units Outstanding, at December 31, 1996                          26,149        100,813       154,236       44,082
                                                            -----------------------------------------------------
                                                            -----------------------------------------------------



SEE NOTES TO FINANCIAL STATEMENTS.

                     HIGH        INVESTMENT      ASSET            INDEX            ASSET            CONTRA-
                    INCOME       GRADE BOND     MANAGER            500           MANAGER:            FUND
                    DIVISION      DIVISION      DIVISION         DIVISION      GROWTH DIVISION     DIVISION
--------------------------------------------------------------------------------------------------------------

                    $1,231,360    $1,690,668   $20,618,615      $6,493,419     $1,301,826           $4,982,856
--------------------------------------------------------------------------------------------------------------

                        (2,579)        2,595       (10,236)        (50,458)        (3,795)             (12,799)
--------------------------------------------------------------------------------------------------------------

                    $1,228,781    $1,693,263   $20,608,379      $6,442,961     $1,298,031           $4,970,057
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

                     $  141.63    $   135.81   $    171.77      $   178.33     $   137.89           $   145.66
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

                         8,676        12,468       119,978          36,130          9,413               34,121
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL-2
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1996


                                                             MONEY        EQUITY-
                                                             MARKET        INCOME       GROWTH        OVERSEAS
                                                            DIVISION      DIVISION     DIVISION       DIVISION
                                                            -----------------------------------------------------

INVESTMENT INCOME

Income (Note 2)
  Dividends from Variable Insurance Products Fund
  and Variable Insurance Products Fund II                     $106,308     $  620,081   $1,499,258     $124,922
Expenses (Note 3)
  Mortality and expense risk charge                             16,302        125,434      193,522       43,059
                                                            -----------------------------------------------------

Net Investment Income                                           90,006        494,647    1,305,736       81,863

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS (NOTE 2)

  Net realized gain                                                  -        119,363      217,472       72,428
  Net unrealized appreciation (depreciation)


      Beginning of year                                        (16,651)     2,184,503    4,076,355      311,707

      End of year                                               (8,346)     4,288,372    6,366,508      786,945
                                                            -----------------------------------------------------
  Net change in unrealized appreciation
   (depreciation) during the year                                8,305      2,103,869    2,290,153      475,238
                                                            -----------------------------------------------------

Net Realized and Unrealized Gain (Loss) on Investments           8,305      2,223,232    2,507,625      547,666
                                                            -----------------------------------------------------

Net Increase in Net Assets Resulting From Operations         $  98,311     $2,717,879   $3,813,361     $629,529
                                                            -----------------------------------------------------
                                                            -----------------------------------------------------


SEE NOTES TO FINANCIAL STATEMENTS.

                     HIGH        INVESTMENT      ASSET            INDEX            ASSET            CONTRA-
                    INCOME       GRADE BOND     MANAGER            500           MANAGER:            FUND
                    DIVISION      DIVISION      DIVISION         DIVISION      GROWTH DIVISION     DIVISION
--------------------------------------------------------------------------------------------------------------

                    $44,629      $  67,329     $  1,083,783     $  54,322      $  60,282           $10,025

                      5,331         10,936          133,141        20,338          4,120            16,235
--------------------------------------------------------------------------------------------------------------

                     39,298         56,393          950,642        33,984         56,162            (6,210)

                      8,967          3,089          212,679        55,003          3,633            14,914

                     34,035         97,417        1,504,898       108,871         (5,088)            3,252

                     73,140         90,495        2,931,994       862,708         78,770           583,917
--------------------------------------------------------------------------------------------------------------

                     39,105         (6,922)       1,427,096       753,837         83,858           580,665
--------------------------------------------------------------------------------------------------------------

                     48,072         (3,833)       1,639,775       808,840         87,491           595,579
--------------------------------------------------------------------------------------------------------------

                    $87,370      $  52,560     $  2,590,417    $  842,824     $  143,653          $589,369
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------



THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL-2
STATEMENTS OF CHANGES IN NET ASSETS


                                                             MONEY         EQUITY
                                                             MARKET        INCOME       GROWTH          OVERSEAS
FOR THE YEAR ENDED DECEMBER 31, 1996                        DIVISION      DIVISION     DIVISION         DIVISION
                                                            -------------------------------------------------------

CHANGE IN NET ASSETS
FROM OPERATIONS:
  Net investment income                                      $  90,006     $  494,647   $  1,305,736     $  81,863
  Net realized gain on investments                                   -        119,363        217,472        72,428
  Net change in unrealized appreciation
     (depreciation) on investments                               8,305      2,103,869      2,290,153       475,238
                                                            -------------------------------------------------------
Net increase in net assets from operations                      98,311      2,717,879      3,813,361       629,529
FROM POLICY RELATED TRANSACTIONS:
  Net contract purchase payments                            14,105,404      8,358,063     11,727,262     2,440,157
  Transfers for policy related transactions                   (745,614)    (3,518,149)    (5,082,906)   (1,085,007)
  Transfers between Separate Account VUL-2's
    Divisions, net                                         (12,247,504)     3,540,795      4,024,505      (158,617)
                                                            -------------------------------------------------------
Net increase in net assets from policy
  related transactions                                       1,112,286      8,380,709     10,668,861     1,196,533
                                                            -------------------------------------------------------

Increase in Net Assets                                       1,210,597     11,098,588     14,482,222     1,826,062
Net Assets, Beginning of Year                                1,945,228     12,727,262     19,985,384     4,916,594
                                                            -------------------------------------------------------

Net Assets, End of Year                                     $3,155,825    $23,825,850    $34,467,606    $6,742,656
                                                            -------------------------------------------------------
                                                            -------------------------------------------------------


                                                             MONEY         EQUITY
                                                             MARKET        INCOME       GROWTH          OVERSEAS
FOR THE YEAR ENDED DECEMBER 31, 1995                        DIVISION      DIVISION     DIVISION         DIVISION
                                                            -------------------------------------------------------

CHANGE IN NET ASSETS
FROM OPERATIONS:
  Net investment income                                      $  66,629     $  440,894     $  (60,677)    $  (7,823)
  Net realized gain on investments                                   -         40,704        151,058        66,933
  Net change in unrealized appreciation
     (depreciation) on investments                             (16,634)     2,014,215      3,739,989       333,802
                                                            -------------------------------------------------------
Net increase in net assets from operations                      49,995      2,495,813      3,830,370       392,912
FROM POLICY RELATED TRANSACTIONS:
  Net contract purchase payments                             9,553,276      4,440,835      6,313,439     2,213,517
  Transfers for policy related transactions                 (1,532,534)    (1,949,178)    (3,063,501)     (971,018)
  Transfers between Separate Account VUL-2's
    Divisions, net                                          (7,343,769)     2,161,554      3,028,169       194,533
                                                            -------------------------------------------------------
Net increase in net assets from policy related
  transactions                                                 676,973      4,653,211      6,278,107     1,437,032
                                                            -------------------------------------------------------

Increase in Net Assets                                         726,968      7,149,024     10,108,477     1,829,944
Net Assets, Beginning of Year                                1,218,260      5,578,238      9,876,907     3,086,650
                                                            -------------------------------------------------------

Net Assets, End of Year                                     $1,945,228    $12,727,262    $19,985,384   $ 4,916,594
                                                            -------------------------------------------------------
                                                            -------------------------------------------------------


*For the period from May 1, 1995 (date of inception) to December 31, 1995.

SEE NOTES TO FINANCIAL STATEMENTS.

                     HIGH        INVESTMENT      ASSET            INDEX            ASSET            CONTRA-
                    INCOME       GRADE BOND     MANAGER            500           MANAGER:            FUND
                    DIVISION      DIVISION      DIVISION         DIVISION      GROWTH DIVISION     DIVISION
--------------------------------------------------------------------------------------------------------------

                    $  39,298    $  56,393     $  950,642       $  33,984      $  56,162           $  (6,210)
                        8,967        3,089        212,679          55,003          3,633              14,914

                       39,105       (6,922)     1,427,096         753,837         83,858             580,665
--------------------------------------------------------------------------------------------------------------
                       87,370       52,560      2,590,417         842,824        143,653             589,369

                      533,704      486,742      5,498,237       2,673,909        654,319           2,330,711
                     (192,712)    (275,951)    (3,080,444)       (790,840)      (178,249)           (624,350)

                      360,417      107,298       (498,477)      2,664,359        437,562           1,823,964
--------------------------------------------------------------------------------------------------------------

                      701,409      318,089      1,919,316       4,547,428        913,632           3,530,325
--------------------------------------------------------------------------------------------------------------

                      788,779      370,649      4,509,733       5,390,252      1,057,285           4,119,694
                      440,002    1,322,614     16,098,646       1,052,709        240,746             850,363
--------------------------------------------------------------------------------------------------------------

                   $1,228,781   $1,693,263    $20,608,379      $6,442,961     $1,298,031          $4,970,057
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

                     HIGH        INVESTMENT      ASSET            INDEX            ASSET            CONTRA-
                    INCOME       GRADE BOND     MANAGER            500           MANAGER:            FUND
                    DIVISION      DIVISION      DIVISION         DIVISION     GROWTH DIVISION*     DIVISION*
--------------------------------------------------------------------------------------------------------------

                   $    9,157    $  22,030     $  116,822       $     (49)     $   9,993          $    9,511
                        1,720        6,701         46,591           5,233            850               3,999

                       35,612      127,405      1,835,083         108,269         (5,088)              3,252
--------------------------------------------------------------------------------------------------------------
                       46,489      156,136      1,998,496         113,453          5,755              16,762

                      147,592      357,309      5,308,184         387,804         91,291             362,528
                      (67,407)    (189,702)    (2,682,494)       (102,537)       (10,306)            (51,008)

                      175,345      135,745      1,269,576         525,783        154,006             522,081
--------------------------------------------------------------------------------------------------------------

                      255,530      303,352      3,895,266         811,050        234,991             833,601
--------------------------------------------------------------------------------------------------------------

                      302,019      459,488      5,893,762         924,503        240,746             850,363
                      137,983      863,126     10,204,884         128,206              -                   -
--------------------------------------------------------------------------------------------------------------

                   $  440,002   $1,322,614    $16,098,646      $1,052,709     $  240,746           $ 850,363
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL-2
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1996

   1.     NATURE OF OPERATIONS

     The American Franklin Life Insurance Company (American Franklin) is a wholly-owned subsidiary of The Franklin Life Insurance Company. American Franklin established Separate Account VUL-2 (Account) as a unit investment trust registered under the Investment Company Act of 1940. The Account, which consists of ten investment divisions, was established on April 9, 1991 in conformity with Illinois Insurance Law. The assets in each division are invested in units of beneficial interest (shares) of a designated portfolio (Portfolio) of two mutual funds, sponsored by Fidelity Investments, Variable Insurance Products Fund and Variable Insurance Products Fund II (Funds).
   The Money Market, Equity-Income, Growth, Overseas, and High Income Divisions of the Account are invested in shares of a corresponding Portfolio of Variable Insurance Products Fund, while the Investment Grade Bond, Asset Manager, Index 500, Asset Manager: Growth and Contrafund Divisions of the Account are invested in shares of a corresponding Portfolio of Variable Insurance Products Fund II. The Account's financial statements should be read in conjunction with the financial statements of the Funds. The Account commenced operations on September 30, 1991.

     The Account was established by American Franklin to support the operations of American Franklin's EquiBuilder II-TM- Flexible Premium Variable Life Insurance Policies (EquiBuilder II Policies). The Account also supports the operations of American Franklin's EquiBuilder III-TM- Flexible Premium Variable Life Insurance Policies (EquiBuilder III Policies) (the EquiBuilder II Policies and the EquiBuilder III Policies are referred to collectively as the Policies).

     Franklin Financial Services Corporation, a wholly-owned subsidiary of The Franklin Life Insurance Company, acts as the principal underwriter, as defined in the Investment Company Act of 1940, of the Policies. The assets of the Account are the property of American Franklin. The portion of the Account's assets applicable to the Policies is not chargeable with liabilities arising out of any other business American Franklin may conduct.

     The net assets of the Account may not be less than the reserves applicable to the Policies. Assets may also be set aside in American Franklin's General Account based on the amounts allocated under the Policies to American Franklin's Guaranteed Interest Division and for policy loans. Additional assets are set aside in American Franklin's General Account to provide for (i) the unearned portion of the monthly charges for mortality costs and administrative expenses made under the Policies and (ii) other policy benefits.

   2.     SIGNIFICANT ACCOUNTING POLICIES

     The significant accounting policies of the Account are as follows:

     Investments in shares of the Funds are carried at fair value. Investments in shares of the Funds are valued at the net asset values of the respective Portfolios of the Funds corresponding to the investment divisions of the Account. Investment transactions are recorded on the trade date. Dividends are recorded as received. Realized gains and losses on sales of the Funds' shares are determined based on the specific identification method.

     The operations of the Account are included in the federal income tax return of American Franklin. Under the provisions of the Policies, American Franklin has the right to charge the Account for federal income tax attributable to the Account. No charge is currently being made against the Account for such tax since, under current tax law, American Franklin pays no tax on investment income and capital gains reflected in variable life insurance policy reserves. However, American Franklin retains the right to charge for any federal income tax incurred which is attributable to the Account if the law is changed. Charges for state and local taxes, if any, attributable to the Account may also be made.

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL-2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1996

 3.  SALES AND ADMINISTRATIVE CHARGES

     Certain jurisdictions require that deductions be made from premium payments for taxes. The amount of such deductions varies and may be up to 5% of the premium. With respect to the EquiBuilder III Policies, American Franklin makes a sales expense deduction equal to 5% of each premium paid during any policy year up to a "target premium", which is based on the annual premium for a fixed whole life insurance policy on the life of the insured person (no sales expense deduction is made for premiums in excess of the target premium paid during that policy year). The balance remaining after any such deduction, the net premium, is placed by American Franklin in a Policy Account established for each policyowner. Each month American Franklin makes a charge against each Policy Account for: administrative expenses (currently $6 per month plus an additional charge of $24 per month for each of the first 12 months a policy is in effect); cost of insurance, which is based on the insured person's age, sex, risk class, amount of insurance, and additional benefits, if any. In addition, American Franklin will make charges for the following: a partial withdrawal of net cash surrender value (currently $25 or 2% of the amount withdrawn, whichever is less); an increase in the face amount of insurance (currently a $1.50 administrative charge for each $1,000 increase up to a maximum charge of $300); and a transfer between investment divisions in any policy year in which four transfers have already been made (up to $25 for each additional transfer in a given policy year). Charges may also be made for providing more than one illustration of policy benefits to a given policyholder. American Franklin assumes mortality and expense risks related to the operations of the Account and deducts a charge from the assets of the Account at an effective annual rate of .75% of the Account's net assets to cover these risks. The total charges paid by the Account to American Franklin were $12,166,000 in 1996.

     During the first ten years a Policy is in effect, a surrender charge may be deducted from a Policy Account by American Franklin if: the Policy is surrendered for its net cash surrender value, the face amount of the Policy is reduced or the Policy is permitted to lapse. The maximum total surrender charge applicable to a particular Policy is specified in the Policy and is equal to 50% of one target premium. This maximum will not vary based on the amount of premiums paid or when they are paid. At the end of the sixth policy year and at the end of each of the four succeeding policy years, the maximum surrender charge is reduced by an amount equal to 20% of the initial maximum surrender charge until, after the end of the tenth policy year, there is no surrender charge. Subject to the maximum surrender charge, the surrender charge with respect to the EquiBuilder II Policies will equal 30% of actual premiums paid during the first policy year up to one target premium, plus 9% of all other premiums actually paid during the first ten policy years, and the surrender charge with respect to the EquiBuilder III Policies will equal 25% of actual premiums paid during the first policy year up to one target premium, plus 9% of all other premiums actually paid during the first ten policy years.

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL-2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1996

4.  SUMMARY OF UNIT VALUES AND CHANGES IN OUTSTANDING UNITS

 Unit value information and a summary of changes in outstanding units is shown below:

FOR THE YEAR ENDED DECEMBER 31, 1996

                                                             MONEY        EQUITY-                                     HIGH
                                                             MARKET        INCOME       GROWTH        OVERSEAS        INCOME
                                                            DIVISION      DIVISION     DIVISION       DIVISION       DIVISION
                                                            -------------------------------------------------------------------

Unit value, beginning of year                               $  115.39     $  204.85    $  193.51      $  137.53       $  125.33
                                                            -------------------------------------------------------------------
                                                            -------------------------------------------------------------------


Unit value, end of year                                     $  120.68     $  236.34    $  223.47      $  152.96       $  141.63
                                                            -------------------------------------------------------------------
                                                            -------------------------------------------------------------------

Number of units outstanding,
    beginning of year                                          16,857        62,130      103,278         35,749           3,511

Net contract purchase payments                                119,189        38,276       55,708         16,835           3,958

Transfers for policy related
    transactions                                               (6,315)      (15,932)     (23,903)        (7,415)         (1,439)

Transfers between Separate Account
    VUL-2's Divisions, Net                                   (103,582)       16,339       19,153         (1,087)          2,646
                                                            -------------------------------------------------------------------

Number of units outstanding, end of year                       26,149       100,813      154,236         44,082           8,676
                                                            -------------------------------------------------------------------
                                                            -------------------------------------------------------------------

                                                            INVESTMENT                                 ASSET
                                                              GRADE         ASSET        INDEX        MANAGER:        CONTRA-
                                                              BOND         MANAGER        500          GROWTH          FUND
                                                             DIVISION      DIVISION     DIVISION      DIVISION       DIVISION
                                                            -------------------------------------------------------------------
Unit value, beginning of year                               $  131.55     $  148.96    $  142.98      $  113.51      $  119.19
                                                            -------------------------------------------------------------------
                                                            -------------------------------------------------------------------

Unit value, end of year                                     $  135.81     $  171.77    $  178.33      $  137.89      $  145.66
                                                            -------------------------------------------------------------------
                                                            -------------------------------------------------------------------

Number of units outstanding,
    beginning of year                                          10,054       108,073        7,362          2,121          7,135

Net contract purchase payments                                  3,721        34,874       16,773          5,194         17,720

Transfers for policy related transactions                      (2,118)      (19,791)      (4,606)        (1,375)        (4,631)

Transfers between Separate Account
    VUL-2's Divisions, Net                                        811        (3,178)      16,601          3,473         13,897
                                                            -------------------------------------------------------------------

Number of units outstanding, end of year                       12,468       119,978       36,130          9,413         34,121
                                                            -------------------------------------------------------------------
                                                            -------------------------------------------------------------------

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL-2
NOTES FO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1996


     5.   REMUNERATION OF MANAGEMENT

          The Account incurs no liability for remuneration to directors, members of advisory boards, officers or any other person who might provide a service for the Account, except as described in Note 3.

                            REPORT OF INDEPENDENT AUDITORS




Board of Directors
The American Franklin Life Insurance Company
Policyowners of Separate Account VUL-2


We have audited the accompanying statement of net assets of Separate Account VUL-2 (comprising, respectively, the Money Market, Equity-Income, Growth, Overseas, High Income, Investment Grade Bond, Asset Manager, Index 500, Asset
Manager: Growth and Contrafund Divisions) as of December 31, 1996, and the related statement of operations for the year then ended and the statement of changes in net assets for the Money Market, Equity-Income, Growth, Overseas, High Income, Investment Grade Bond, Asset Manager, and Index 500 Divisions for each of the two years in the period then ended and for the Asset Manager:
Growth and Contrafund Divisions for the year ended December 31, 1996 and for the period from May 1, 1995 (date of inception) to December 31, 1995. These financial statements are the responsibility of Separate Account VUL-2 management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Divisions constituting Separate Account VUL-2 at December 31, 1996, and the results of their operations and changes in net assets for the periods referred to above in conformity with generally accepted accounting principles.

                                        Ernst & Young LLP






Chicago, Illinois
February 7, 1997